Share Capital (Details) - Schedule of Changes in Number of Options Granted $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Options Granted Employees and Directors [Member]
Schedule of Changes in Number of Options Granted [Line Items]
Number of options, outstanding beginning balance | shares	1,745,880
Weighted average exercise price, beginning balance | $ / shares	$ 5.8
Weighted average remaining contractual term (in years), beginning balance	5 years 10 months 28 days
Aggregate intrinsic value, beginning balance | $	$ 1,165
Number of options, Granted | shares	41,500
Weighted average exercise price, Granted | $ / shares	$ 5.34
Number of options, Exercised | shares	(1,840)
Weighted average exercise price, Exercised | $ / shares	$ 5.07
Number of options, Expired | shares	(9,565)
Weighted average exercise price, Expired | $ / shares	$ 8.33
Number of options, Forfeited | shares	(11,970)
Weighted average exercise price, Forfeited | $ / shares	$ 5.77
Number of options, outstanding ending balance | shares	1,764,005
Weighted average exercise price, ending balance | $ / shares	$ 5.78
Weighted average remaining contractual term (in years), ending balance	5 years 6 months 10 days
Aggregate intrinsic value, ending balance | $	$ 335
Number of options, Options exercisable at the end of the period | shares	1,296,239
Weighted average exercise price, Options exercisable at the end of the period | $ / shares	$ 5.59
Weighted average remaining contractual term (in years), Options exercisable at the end of the period	4 years 6 months 10 days
Aggregate intrinsic value, Options exercisable at the end of the period | $	$ 335
Non-Employees [Member] | Options Granted Consultants [Member]
Schedule of Changes in Number of Options Granted [Line Items]
Number of options, outstanding beginning balance | shares	11,666
Weighted average exercise price, beginning balance | $ / shares	$ 16.78
Weighted average remaining contractual term (in years), beginning balance	1 year 4 months 9 days
Aggregate intrinsic value, beginning balance | $	$ 2
Number of options, Granted | shares	5,000
Weighted average exercise price, Granted | $ / shares	$ 5.26
Number of options, outstanding ending balance | shares	16,666
Weighted average exercise price, ending balance | $ / shares	$ 12.91
Weighted average remaining contractual term (in years), ending balance	3 years 6 months 10 days
Aggregate intrinsic value, ending balance | $
Number of options, Options exercisable at the end of the period | shares	6,329
Weighted average exercise price, Options exercisable at the end of the period | $ / shares	$ 9.65
Weighted average remaining contractual term (in years), Options exercisable at the end of the period	10 months 6 days
Aggregate intrinsic value, Options exercisable at the end of the period | $
Employees 2024 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of Changes in Number of Options Granted [Line Items]
Number of options, Granted | shares	261,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 5.13
Number of options, Unvested at the end of the period | shares	261,000
Weighted Average Grant Date Fair Value, Unvested at the end of the period | $ / shares	$ 5.13
Number of options, Unvested at the beginning of the period | shares	0
Weighted Average Grant Date Fair Value, Unvested at the beginning of the period | $ / shares	$ 0